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                                THE GALAXY FUND
                                 (THE "TRUST")

                            GALAXY MONEY MARKET FUND
                      GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND

                                  TRUST SHARES

                      SUPPLEMENT DATED SEPTEMBER 14, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

    With respect to the Funds listed above, the third paragraph under the section titled "How to invest in the Funds--Buying and selling shares" on page 17 is hereby deleted and replaced by the following:

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) and your financial institution or employer-sponsored plan are open for business, or any other day on which regular trading in money market instruments is taking place.

                                THE GALAXY FUND
                                 (THE "TRUST")

                            GALAXY MONEY MARKET FUND
                      GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                      SUPPLEMENT DATED SEPTEMBER 14, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

    With respect to the Funds listed above, the first paragraph under the section titled "How to invest in the Funds--Buying, selling and exchanging shares" on page 25 is hereby deleted and replaced by the following:

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open for business, or any other day on which regular trading in money market instruments is taking place.